Financial Instrument Risk Management - Fair Value of Derivative Instruments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	CAD 1,478	CAD 1,608
Derivative liabilities	(1,756)	(2,512)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,756)	(2,512)
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(90)	(219)
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(347)	(574)
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,319)	(1,719)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	1,478	1,608
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	97	191
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	226	186
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	CAD 1,155	CAD 1,231